Equity - Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Beginning balance	$ (952)
Exchange differences arising on translation of foreign operations	44	$ 0	$ (2)
Changes in fair value of financial assets	(2)	(5)	(26)
Remeasurement of defined benefit pension plans	(1)	17	33
Ending balance	(548)	(952)
Accumulated other Comprehensive income [member]
IFRS Statement [Line Items]
Beginning balance	(952)	(549)	(446)
Exchange differences arising on translation of foreign operations	512	(545)	(334)
Changes in fair value of financial assets	67	(30)	(869)
Remeasurement of defined benefit pension plans	(175)	172	1,100
Ending balance	(548)	(952)	(549)
Defined benefit pension plans [member]
IFRS Statement [Line Items]
Beginning balance	280	108	(992)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	(175)	172	1,100
Ending balance	105	280	108
Unrealized gain (losses) on securities [Member]
IFRS Statement [Line Items]
Beginning balance	(936)	(906)	(37)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	67	(30)	(869)
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	(869)	(936)	(906)
Foreign currency translation [member]
IFRS Statement [Line Items]
Beginning balance	(296)	249	583
Exchange differences arising on translation of foreign operations	512	(545)	(334)
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	$ 216	$ (296)	$ 249